UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Aug. 05, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Aug. 05, 2020		0
Underwriting fee	(2,000)	$ (10)	(1,990)
Net income (loss)	(310)			(310)
Issuance of representative shares (in Shares)		100,000
Issuance of representative shares	2,000	$ 10	1,990
Common Stocks issued to Sponsor (in Shares)		1,437,500
Common Stocks issued to Sponsor	25,000	$ 144	24,856
Balance at Dec. 31, 2020	26,690	$ 154	26,846	(310)
Balance (in Shares) at Dec. 31, 2020		1,537,500
Sale of 5,000,000 and 750,000 Units on February 1, and 2, 2021 through IPO and over-allotment, respectively	57,500,000	$ 575	57,499,425	0
Sale of 5,000,000 and 750,000 Units on February 1, and 2, 2021 through IPO and over-allotment, respectively (in Shares)		5,750,000
Sale of 2,350,000 and 150,000 Private Placement Warrants on February 1, and 2, 2021, respectively, net of fair value of warrant liabilities	50,000	$ 0	50,000	0
Underwriting fee	(1,150,000)	0	(1,150,000)	0
Other offering expenses	(444,485)	0	(444,485)	0
Net income (loss)	(346,183)	0	0	(346,183)
Common stock subject to possible redemption	(57,457,258)	$ (575)	(55,981,786)	(1,474,897)
Common stock subject to possible redemption (in Shares)		(5,750,000)
Issuance of representative shares	1,150,000	$ 0	1,150,000	0
Balance at Mar. 31, 2021	(1,821,236)	$ 154	0	(1,821,390)
Balance (in Shares) at Mar. 31, 2021		1,537,500
Balance at Dec. 31, 2020	26,690	$ 154	26,846	(310)
Balance (in Shares) at Dec. 31, 2020		1,537,500
Sale of 5,000,000 and 750,000 Units on February 1, and 2, 2021 through IPO and over-allotment, respectively	57,500,000	$ 575	57,499,425
Sale of 5,000,000 and 750,000 Units on February 1, and 2, 2021 through IPO and over-allotment, respectively (in Shares)		5,750,000
Sale of 2,350,000 and 150,000 Private Placement Warrants on February 1, and 2, 2021, respectively, net of fair value of warrant liabilities	50,000		50,000
Other offering expenses	(444,485)		(444,485)
Net income (loss)	(487,989)			(487,989)
Common stock subject to possible redemption	(57,500,000)	$ (575)	(55,981,786)	(1,517,639)
Common stock subject to possible redemption (in Shares)		(5,750,000)
Balance at Dec. 31, 2021	(2,005,784)	$ 154	0	(2,005,938)
Balance (in Shares) at Dec. 31, 2021		1,537,500
Underwriting Fees	(1,150,000)		(1,150,000)
Balance at Mar. 31, 2021	(1,821,236)	$ 154	0	(1,821,390)
Balance (in Shares) at Mar. 31, 2021		1,537,500
Net income (loss)	616,107			616,107
Remeasurement in value of common stock subject to possible redemption	(2,087)			(2,087)
Balance at Jun. 30, 2021	(1,207,216)	$ 154	0	(1,207,370)
Balance (in Shares) at Jun. 30, 2021		1,537,500
Net income (loss)	121,369			121,369
Remeasurement in value of common stock subject to possible redemption	(739)			(739)
Balance at Sep. 30, 2021	(1,086,586)	$ 154		(1,086,740)
Balance (in Shares) at Sep. 30, 2021		1,537,500
Balance at Dec. 31, 2021	(2,005,784)	$ 154	0	(2,005,938)
Balance (in Shares) at Dec. 31, 2021		1,537,500
Net income (loss)	597,123			597,123
Balance at Mar. 31, 2022	(1,408,661)	$ 154	0	(1,408,815)
Balance (in Shares) at Mar. 31, 2022		1,537,500
Balance at Dec. 31, 2021	(2,005,784)	$ 154	0	(2,005,938)
Balance (in Shares) at Dec. 31, 2021		1,537,500
Common stock subject to possible redemption	$ 51,978,834
Common stock subject to possible redemption (in Shares)	5,159,287
Balance at Sep. 30, 2022	$ (1,930,403)	$ 154		(1,930,557)
Balance (in Shares) at Sep. 30, 2022		1,537,500
Balance at Mar. 31, 2022	(1,408,661)	$ 154	0	(1,408,815)
Balance (in Shares) at Mar. 31, 2022		1,537,500
Net income (loss)	(321,933)			(321,933)
Balance at Jun. 30, 2022	(1,730,594)	$ 154	$ 0	(1,730,748)
Balance (in Shares) at Jun. 30, 2022		1,537,500
Net income (loss)	(171,007)			(171,007)
Remeasurement in value of common stock subject to possible redemption	(28,802)			(28,802)
Balance at Sep. 30, 2022	$ (1,930,403)	$ 154		$ (1,930,557)
Balance (in Shares) at Sep. 30, 2022		1,537,500